[LOGO OF AIG(R) AMERICAN GENERAL]
2929 Allen Parkway (A30-25), Houston, Texas 77019

                                                                                                                              Lauren W. Jones
                                                                                                                              Deputy General Counsel
                                                                                                                              Direct Line (713) 831-8470
                                                                                                                              FAX (713) 620-3878
                                                                                                                              E-mail: Laurie_Jones@aigag.com

                                                                            May 2, 2008

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

American General Life Insurance Company ("AGL") and
American General Life Insurance Company
   Separate Account D ("Registrant")
Product:  Platinum Investor Immediate - VA
File No. 333-109206 and No. 811-02441
CIK No. 0000089031

Dear Ladies and Gentlemen:

            As Deputy General Counsel of American General Life Companies, LLC and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Post-Effective Amendment No. 10 under the 1933 Act and as Amendment No. 120 under the Investment Company Act of 1940, was filed electronically on April 30, 2008.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           LAUREN W. JONES

                                              American General Life Companies, LLC
                                                        2929 Allen Parkway . Houston, TX 77019